TANGIBLE ASSETS - Investment properties - Amounts recognized in statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Income from rents	$ 9,618	$ 11,930	$ 7,862
Direct operating expenses deriving from property investments which create income from rent	(1,294)	(919)	(1,793)
Direct operating expenses deriving from property investments which do not create income from rent	(13,733)	(6,852)	(5,292)
Net	$ (5,409)	$ 4,159	$ 777